Stock Options (Details 3) shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number of Options Outstanding (in shares)	1,480,400
Options Outstanding - Remaining Average Contractual Life (in years)	6 years 9 months 29 days
Options Exercisable - Number of Options Exercisable (in shares)	139,400
Options Exercisable - Remaining Contractual Life (in years)	1 year 11 months 26 days
Options Exercisable - Average Exercise Price (in dollars per share) | $ / shares	$ 2.37
Range Of Exercise Prices Dollars 2.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number of Options Outstanding (in shares)	139,400
Options Outstanding - Remaining Average Contractual Life (in years)	1 year 11 months 26 days
Options Outstanding - Average Exercise Price (in dollars per share) | $ / shares	$ 2.37
Options Exercisable - Number of Options Exercisable (in shares)	139,400
Options Exercisable - Remaining Contractual Life (in years)	1 year 11 months 26 days
Options Exercisable - Average Exercise Price (in dollars per share) | $ / shares	$ 2.37
Range Of Exercise Prices Dollars 4.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number of Options Outstanding (in shares)	1,341,000
Options Outstanding - Remaining Average Contractual Life (in years)	7 years 3 months 29 days
Options Outstanding - Average Exercise Price (in dollars per share) | $ / shares	$ 4.98
Options Exercisable - Number of Options Exercisable (in shares)	0
Options Exercisable - Remaining Contractual Life (in years)	0 years
Options Exercisable - Average Exercise Price (in dollars per share) | $ / shares	$ 0